STATE OF DELAWARE
CERTIFICATE OF AMENDMENT
TO CERTIFICATE OF TRUST
Pursuant to Title 12, Section 3810(b) of the Delaware
Statutory Trust Act, the undersigned Trust executed the following Certificate of Amendment:
1. Name of Statutory Trust: Alpine Global Dynamic
Dividend Fund
2. The Certificate of
Amendment to the
Certificate of Trust
is hereby amended
as follows: The new
name of the entity is:
Aberdeen Global
Dynamic Dividend
Fund

 [set forth amendment(s)]
3. (Please complete with either upon filing or it may
be a future effective date that is within 90 days of the
file date) This Certificate of Amendments shall be
effective .
IN WITNESS WHEREOF, the undersigned have
executed this Certificate on the 16th day of April, 2018
A.D.
By: /s/ Samuel Lieber Trustee
Name: Samuel Lieber
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Information Classification: Limited Access

Information Classification: Limited Access